Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Current Assets
Cash and cash equivalents	$ 1,180,584	$ 1,613,555
Marketable securities and other investments	733,490	573,701
Trade accounts receivable, net	1,620,194	1,858,176
Non-trade and notes receivable	364,534	388,437
Inventories	1,300,459	1,371,681
Prepaid expenses	241,684	129,837
Deferred income taxes (Notes 1 and 4)	142,147	136,193
Total Current Assets	5,583,092	6,071,580
Plant and equipment (Note 1)	4,862,611	5,152,591
Less: Accumulated depreciation	3,198,589	3,328,297
Plant and Equipment, Net	1,664,022	1,824,294
Investments and other assets (Note 1)	1,091,805	1,018,781
Intangible assets, net (Notes 1 and 7)	1,013,439	1,188,282
Goodwill (Notes 1 and 7)	2,942,679	3,171,425
Total Assets	12,295,037	13,274,362
Current Liabilities
Notes payable and long-term debt payable within one year (Notes 8 and 9)	223,142	816,622
Accounts payable, trade	1,092,138	1,252,040
Accrued payrolls and other compensation	409,762	453,321
Accrued domestic and foreign taxes	140,295	223,611
Other accrued liabilities	484,793	507,202
Total Current Liabilities	2,350,130	3,252,796
Long-term debt (Note 9)	2,723,960	1,508,142
Pensions and other postretirement benefits (Note 10)	1,699,197	1,346,224
Deferred income taxes (Notes 1 and 4)	77,967	94,819
Other liabilities	336,214	409,573
Total Liabilities	7,187,468	6,611,554
Shareholders' Equity
Serial preferred stock, $.50 par value, authorized 3,000,000 shares; none issued	0	0
Common stock, $.50 par value, authorized 600,000,000 shares; issued 181,046,128 shares in 2015 and 2014	90,523	90,523
Additional capital	622,729	595,498
Retained earnings	9,841,885	9,174,189
Accumulated other comprehensive (loss)	(1,738,618)	(823,498)
Treasury shares at cost: 42,487,389 in 2015 and 32,143,315 in 2014	(3,712,232)	(2,377,284)
Total Shareholders' Equity	5,104,287	6,659,428
Noncontrolling interests	3,282	3,380
Total Equity	5,107,569	6,662,808
Total Liabilities and Equity	$ 12,295,037	$ 13,274,362